Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DoubleLine Equity Funds
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2014